Note 11 - Sale of Blanket Mine Treasury Bills	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of disposal of financial instruments [text block]
11	Sale of Blanket Mine treasury bills

On
May 16, 2016
the Company announced that Blanket Mine had sold treasury bills (“Bills”) issued by the Government of Zimbabwe for a gross value of approximately
$3,202.
The Bills were issued to Blanket in
2015
which replaced the Special Tradeable Gold Bonds (“Bonds”) which were issued to Blanket in
2009
as part consideration for gold sales that were made by Blanket in
2008
under the terms of the sales mechanism that existed at that time for Zimbabwean gold producers. The Bonds were carried at a fair value of nil
in previous years.